The Semiconductors Group	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
The Semiconductors Group

Note   1.                  The Semiconductors Group

WISeKey Semiconductors SAS, together with its consolidated subsidiaries (the “Group” or the “Semiconductors Group”), has its headquarters in France. WISeKey Semiconductors SAS, the parent of the Semiconductors Group, was incorporated in July 2010 and is a private joint stock company (French Simplified Joint Stock Company).

In 2020, the Group acquired WISeCoin France R&D Lab SAS, a private French company which was spun off from the Group in 2019. The primary activity of WISeCoin France R&D Lab SAS is to carry out research and development on hardware and software components of semiconductors and integrated circuits with a focus on authentication and security solutions. On January 1, 2021, WISeCoin France R&D Lab SAS’ assets and liabilities were transferred to WISeKey Semiconductors SAS and WISeCoin France R&D Lab SAS was dissolved.

The Group designs, develops and markets secure semiconductors worldwide as a fabless manufacturer. It provides added security and authentication layers on its semiconductors which can be tailored to customers’ needs. As an advanced chip designer, the Group holds the intellectual property (“IP”) for the semiconductors it sells.

The Group anticipates being able to generate profits in the near future thanks to the increased focus on the security and authentication of IT components and networks.

Note 1.      The Semiconductors Group

WISeKey Semiconductors SAS, together with its consolidated subsidiaries (the “Group” or the “Semiconductors Group”), has its headquarters in France. WISeKey Semiconductors SAS, the parent of the Semiconductors Group, was incorporated in July 2010 and is a private joint stock company (French Simplified Joint Stock Company).

The Group designs, develops and markets secure semiconductors worldwide as a fabless manufacturer. It provides added security and authentication layers on its semiconductors which can be tailored to customers’ needs. As an advanced chip designer, the Group holds the intellectual property (“IP”) for the semiconductors it sells.

The Group anticipates being able to generate profits in the near future thanks to the increased focus on the security and authentication of IT components and networks.